Commitments and contingencies - Guarantees (Details)	12 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)
Chongqin Penglin Food Co., Ltd
Loss Contingencies [Line Items]
CQ Mingwen (borrower)	¥ 9,000,000	$ 1,273,795
GA Yongpeng
Loss Contingencies [Line Items]
CQ Mingwen (borrower)	¥ 809,220	$ 100,000
Equity interest	100.00%	100.00%